UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: January 1, 2019 to March 31, 2019

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

OSI ETF Trust

O’Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 4.6%
Boeing Co. (The)	23,885	9,110,217
General Dynamics Corp.	14,522	2,458,284
Lockheed Martin Corp.	15,980	4,796,557
Raytheon Co.	11,234	2,045,487
United Technologies Corp.	21,825	2,813,024
		21,223,569
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	5,304	402,574

Auto Components - 0.1%
Autoliv, Inc.	2,559	188,163
Gentex Corp.	8,768	181,322
		369,485
Beverages - 3.8%
Coca-Cola Co. (The)	148,805	6,973,002
Coca-Cola European Partners plc	7,370	381,324
Molson Coors Brewing Co., Class B	4,635	276,478
PepsiCo, Inc.	81,815	10,026,428
		17,657,232
Biotechnology - 2.0%
AbbVie, Inc.	51,032	4,112,669
Amgen, Inc.	26,416	5,018,512
		9,131,181
Building Products - 0.0%(a)
Resideo Technologies, Inc.*	4,188	80,786

Capital Markets - 1.3%
Franklin Resources, Inc.	40,278	1,334,813
MSCI, Inc.	5,672	1,127,821
T. Rowe Price Group, Inc.	35,502	3,554,460
		6,017,094
Chemicals - 1.1%
Air Products & Chemicals, Inc.	7,049	1,346,077
International Flavors & Fragrances, Inc.	2,546	327,899
Linde plc	11,127	1,957,573
LyondellBasell Industries NV, Class A	15,070	1,267,086
		4,898,635
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	6,551	526,569
Waste Management, Inc.	19,799	2,057,314
		2,583,883
Communications Equipment - 4.9%
Cisco Systems, Inc.	417,577	22,544,982

Containers & Packaging - 0.1%
Packaging Corp. of America	2,740	272,301

Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	5,976	143,065

Diversified Telecommunication Services - 4.2%
AT&T, Inc.	312,654	9,804,829
Verizon Communications, Inc.	162,636	9,616,667
		19,421,496
Electric Utilities - 4.4%
Alliant Energy Corp.	9,864	464,890
American Electric Power Co., Inc.	21,758	1,822,232
Avangrid, Inc.	2,379	119,783
Duke Energy Corp.	33,259	2,993,310
Edison International	16,440	1,017,965
Entergy Corp.	8,298	793,538
Evergy, Inc.	12,878	747,568
Eversource Energy	12,330	874,813
Exelon Corp.	37,538	1,881,780
FirstEnergy Corp.	17,427	725,137
NextEra Energy, Inc.	17,536	3,390,060
Pinnacle West Capital Corp.	5,242	501,030
PPL Corp.	30,688	974,037
Southern Co. (The)	52,882	2,732,942
Xcel Energy, Inc.	23,290	1,309,131
		20,348,216
Electrical Equipment - 0.9%
Eaton Corp. plc	15,374	1,238,530
Emerson Electric Co.	29,998	2,053,963
Rockwell Automation, Inc.	4,853	851,507
		4,144,000
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd.	12,056	973,522

Energy Equipment & Services - 0.4%
Schlumberger Ltd.	40,741	1,775,085

Entertainment - 1.1%
Walt Disney Co. (The)	45,690	5,072,961

Equity Real Estate Investment Trusts (REITs) - 5.4%
AvalonBay Communities, Inc.	13,049	2,619,326
Extra Space Storage, Inc.	13,426	1,368,244
Federal Realty Investment Trust	4,552	627,493
Host Hotels & Resorts, Inc.	52,559	993,365
Liberty Property Trust	11,508	557,218
Prologis, Inc.	60,554	4,356,860
Public Storage	31,186	6,791,687
Simon Property Group, Inc.	42,196	7,688,533
		25,002,726
Food & Staples Retailing - 2.2%
Sysco Corp.	18,930	1,263,767
Walgreens Boots Alliance, Inc.	39,507	2,499,608

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Walmart, Inc.	66,308	6,467,019
		10,230,394
Food Products - 0.8%
Bunge Ltd.	4,110	218,118
Campbell Soup Co.	10,412	397,010
Conagra Brands, Inc.	13,974	387,639
Hershey Co. (The)	9,042	1,038,293
Hormel Foods Corp.	12,507	559,813
Ingredion, Inc.	2,589	245,152
JM Smucker Co. (The)	3,912	455,748
Kellogg Co.	9,316	534,552
		3,836,325
Health Care Equipment & Supplies - 0.8%
Medtronic plc	42,462	3,867,439

Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	9,864	474,952
CVS Health Corp.	37,812	2,039,201
		2,514,153
Hotels, Restaurants & Leisure - 3.9%
Carnival Corp.	19,180	972,810
Darden Restaurants, Inc.	7,361	894,141
McDonald's Corp.	38,507	7,312,479
Starbucks Corp.	106,630	7,926,874
Yum! Brands, Inc.	10,138	1,011,874
		18,118,178
Household Durables - 0.2%
Garmin Ltd.	6,302	544,178
Leggett & Platt, Inc.	6,312	266,492
		810,670
Household Products - 6.2%
Clorox Co. (The)	6,213	996,938
Colgate-Palmolive Co.	59,458	4,075,252
Kimberly-Clark Corp.	22,649	2,806,211
Procter & Gamble Co. (The)	199,746	20,783,571
		28,661,972
Industrial Conglomerates - 2.4%
3M Co.	32,606	6,774,875
Honeywell International, Inc.	25,393	4,035,455
		10,810,330
Insurance - 1.9%
Arthur J Gallagher & Co.	12,604	984,372
Fidelity National Financial, Inc.	25,482	931,367
Marsh & McLennan Cos., Inc.	72,884	6,843,808
		8,759,547
IT Services - 4.4%
Accenture plc, Class A	28,496	5,015,866
Amdocs Ltd.	9,590	518,915
Automatic Data Processing, Inc.	21,920	3,501,501
International Business Machines Corp.	63,710	8,989,481
Paychex, Inc.	28,496	2,285,379
		20,311,142
Leisure Products - 0.1%
Hasbro, Inc.	5,206	442,614

Machinery - 1.4%
Cummins, Inc.	9,316	1,470,717
Illinois Tool Works, Inc.	15,892	2,280,979
Ingersoll-Rand plc	8,220	887,349
PACCAR, Inc.	12,960	883,094
Parker-Hannifin Corp.	3,836	658,334
Snap-on, Inc.	1,994	312,101
		6,492,574
Media - 0.3%
Interpublic Group of Cos., Inc. (The)	17,536	368,431
Omnicom Group, Inc.	10,412	759,972
		1,128,403
Metals & Mining - 0.0%(a)
Southern Copper Corp.	2,014	79,916

Multiline Retail - 0.4%
Target Corp.	20,315	1,630,482

Multi-Utilities - 2.5%
Ameren Corp.	10,998	808,903
CenterPoint Energy, Inc.	20,276	622,473
CMS Energy Corp.	10,914	606,164
Consolidated Edison, Inc.	22,130	1,876,845
Dominion Energy, Inc.	27,948	2,142,494
DTE Energy Co.	9,042	1,127,899
MDU Resources Group, Inc.	5,763	148,858
Public Service Enterprise Group, Inc.	22,430	1,332,566
Sempra Energy	11,782	1,482,883
WEC Energy Group, Inc.	13,974	1,105,064
		11,254,149
Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	111,585	13,745,041
Exxon Mobil Corp.	284,035	22,950,028
Occidental Petroleum Corp.	39,471	2,612,980
Phillips 66	14,248	1,355,982
		40,664,031
Pharmaceuticals - 11.8%
Bristol-Myers Squibb Co.	79,734	3,804,109
Eli Lilly & Co.	39,456	5,119,811
Johnson & Johnson	161,910	22,633,399
Merck & Co., Inc.	130,972	10,892,941
Pfizer, Inc.	282,768	12,009,157
		54,459,417
Road & Rail - 0.9%
Union Pacific Corp.	24,112	4,031,526

Semiconductors & Semiconductor Equipment - 6.2%
Intel Corp.	308,754	16,580,090
KLA-Tencor Corp.	7,672	916,114
Maxim Integrated Products, Inc.	17,564	933,878

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Texas Instruments, Inc.	82,564	8,757,563
Xilinx, Inc.	12,203	1,547,218
		28,734,863
Specialty Retail - 4.1%
Home Depot, Inc. (The)	71,514	13,722,822
Lowe's Cos., Inc.	24,806	2,715,513
TJX Cos., Inc. (The)	49,602	2,639,322
		19,077,657
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	12,056	1,047,787

Tobacco - 4.1%
Altria Group, Inc.	134,099	7,701,305
Philip Morris International, Inc.	125,253	11,071,113
		18,772,418
Trading Companies & Distributors - 0.2%
Fastenal Co.	14,796	951,531

Water Utilities - 0.1%
American Water Works Co., Inc.	6,028	628,479

TOTAL COMMON STOCKS (Cost $440,052,448)		459,378,790

Total Investments - 99.7% (Cost $440,052,448)		459,378,790
Other Assets Less Liabilities - 0.3%		1,205,611
Net Assets - 100.0%		460,584,401

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.9%

Aerospace & Defense - 0.6%
BWX Technologies, Inc.	7,079	350,977
National Presto Industries, Inc.	1,749	189,854
		540,831
Air Freight & Logistics - 0.2%
Forward Air Corp.	3,496	226,296

Airlines - 0.1%
Copa Holdings SA, Class A	901	72,630

Auto Components - 0.9%
Dana, Inc.	9,813	174,083
Delphi Technologies plc	5,802	111,747
LCI Industries	6,156	472,904
Tenneco, Inc., Class A	3,753	83,166
		841,900
Automobiles - 0.7%
Thor Industries, Inc.	10,436	650,893

Banks - 0.6%
BankUnited, Inc.	8,167	272,778
PacWest Bancorp	9,495	357,107
		629,885
Building Products - 3.3%
AO Smith Corp.	23,175	1,235,691
Lennox International, Inc.	3,466	916,410
Owens Corning	8,820	415,598
Simpson Manufacturing Co., Inc.	6,483	384,248
Universal Forest Products, Inc.	5,875	175,604
		3,127,551
Capital Markets - 13.5%
Artisan Partners Asset Management, Inc., Class A	25,690	646,617
BGC Partners, Inc., Class A	63,882	339,213
BrightSphere Investment Group plc	36,730	498,059
Cohen & Steers, Inc.	12,858	543,508
Eaton Vance Corp.	50,947	2,053,674
Evercore, Inc., Class A	13,435	1,222,585
FactSet Research Systems, Inc.	2,333	579,214
Federated Investors, Inc., Class B	54,445	1,595,783
Lazard Ltd., Class A	54,495	1,969,449
LPL Financial Holdings, Inc.	9,094	633,397
MarketAxess Holdings, Inc.	4,754	1,169,864
Moelis & Co., Class A	23,800	990,318
Morningstar, Inc.	1,141	143,755
Waddell & Reed Financial, Inc., Class A	29,724	513,928
		12,899,364
Chemicals - 4.1%
Cabot Corp.	10,365	431,495
Innospec, Inc.	2,638	219,877
Orion Engineered Carbons SA	2,556	48,538
Quaker Chemical Corp.	1,292	258,826
RPM International, Inc.	14,524	842,973
Scotts Miracle-Gro Co. (The)	8,686	682,546
Sensient Technologies Corp.	5,397	365,863
Stepan Co.	1,982	173,465
Tredegar Corp.	3,299	53,246
Trinseo SA	3,352	151,846
WR Grace & Co.	8,732	681,445
		3,910,120
Commercial Services & Supplies - 2.6%
Brady Corp., Class A	10,857	503,873
Deluxe Corp.	9,336	408,170
Herman Miller, Inc.	6,964	244,993
HNI Corp.	2,775	100,705
Interface, Inc.	3,546	54,325
KAR Auction Services, Inc.	12,791	656,306
Knoll, Inc.	5,129	96,989
McGrath RentCorp	3,522	199,240
Steelcase, Inc., Class A	15,820	230,181
		2,494,782
Communications Equipment - 1.0%
InterDigital, Inc.	14,304	943,778

Construction & Engineering - 0.5%
Granite Construction, Inc.	4,192	180,885
KBR, Inc.	10,704	204,339
Primoris Services Corp.	3,331	68,885
		454,109
Consumer Finance - 0.4%
FirstCash, Inc.	4,781	413,556

Containers & Packaging - 1.1%
AptarGroup, Inc.	4,111	437,369
Bemis Co., Inc.	9,695	537,879
Greif, Inc., Class A	3,135	129,319
		1,104,567
Distributors - 0.6%
Pool Corp.	3,250	536,153

Diversified Consumer Services - 0.2%
Strategic Education, Inc.	1,189	156,128

Diversified Telecommunication Services - 0.5%
ATN International, Inc.	1,333	75,168
Cogent Communications Holdings, Inc.	8,077	438,177
		513,345
Electric Utilities - 4.2%
ALLETE, Inc.	3,460	284,516
El Paso Electric Co.	3,352	197,165
Hawaiian Electric Industries, Inc.	6,888	280,824
IDACORP, Inc.	3,478	346,200
MGE Energy, Inc.	2,143	145,660
OGE Energy Corp.	44,777	1,930,784
Otter Tail Corp.	5,110	254,580
PNM Resources, Inc.	4,275	202,378
Portland General Electric Co.	6,595	341,885
		3,983,992
Electrical Equipment - 1.0%
Hubbell, Inc.	8,183	965,430

Electronic Equipment, Instruments & Components - 3.7%
AVX Corp.	14,675	254,465
Badger Meter, Inc.	3,280	182,499
Benchmark Electronics, Inc.	5,658	148,523
Dolby Laboratories, Inc., Class A	5,609	353,199
FLIR Systems, Inc.	15,118	719,314
MTS Systems Corp.	1,866	101,622
National Instruments Corp.	30,795	1,366,066

See accompanying notes to schedule of investments..

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Vishay Intertechnology, Inc.	22,525	416,037
		3,541,725
Energy Equipment & Services - 0.3%
Frank's International NV*	19,622	121,852
RPC, Inc.	16,470	187,923
		309,775
Entertainment - 0.4%
Cinemark Holdings, Inc.	9,699	387,863

Food & Staples Retailing - 0.2%
PriceSmart, Inc.	1,117	65,769
Weis Markets, Inc.	2,703	110,309
		176,078
Food Products - 2.2%
Calavo Growers, Inc.	973	81,586
Flowers Foods, Inc.	26,154	557,603
Fresh Del Monte Produce, Inc.	3,135	84,739
J&J Snack Foods Corp.	2,163	343,571
Lancaster Colony Corp.	3,609	565,494
Sanderson Farms, Inc.	2,679	353,200
Tootsie Roll Industries, Inc.	2,519	93,824
		2,080,017
Gas Utilities - 2.1%
National Fuel Gas Co.	5,903	359,847
New Jersey Resources Corp.	5,547	276,185
Northwest Natural Holding Co.	2,085	136,839
ONE Gas, Inc.	2,570	228,807
South Jersey Industries, Inc.	4,974	159,516
Southwest Gas Holdings, Inc.	2,126	174,885
Spire, Inc.	2,198	180,873
UGI Corp.	9,070	502,659
		2,019,611
Health Care Equipment & Supplies - 0.5%
Meridian Bioscience, Inc.	27,353	481,686

Health Care Providers & Services - 1.2%
Patterson Cos., Inc.	53,833	1,176,251

Hotels, Restaurants & Leisure - 5.9%
Bloomin' Brands, Inc.	9,073	185,543
Brinker International, Inc.	11,891	527,722
Cheesecake Factory, Inc. (The)	10,729	524,863
Choice Hotels International, Inc.	2,415	187,742
Cracker Barrel Old Country Store, Inc.	7,243	1,170,541
Dunkin' Brands Group, Inc.	8,335	625,958
Extended Stay America, Inc.	14,922	267,850
International Speedway Corp., Class A	1,982	86,475
Jack in the Box, Inc.	4,433	359,339
Papa John's International, Inc.	3,544	187,655
Six Flags Entertainment Corp.	16,089	793,992
Texas Roadhouse, Inc.	11,679	726,317
		5,643,997
Household Durables - 0.9%
Ethan Allen Interiors, Inc.	6,667	127,539
La-Z-Boy, Inc.	6,408	211,400
MDC Holdings, Inc.	4,133	120,105
Tupperware Brands Corp.	17,303	442,611
		901,655
Household Products - 0.4%
Energizer Holdings, Inc.	4,903	220,292
WD-40 Co.	884	149,785
		370,077
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,280	125,854

Insurance - 3.0%
Assured Guaranty Ltd.	18,805	835,506
Employers Holdings, Inc.	2,415	96,866
First American Financial Corp.	18,164	935,446
Mercury General Corp.	4,111	205,838
ProAssurance Corp.	6,025	208,525
RLI Corp.	5,099	365,853
Safety Insurance Group, Inc.	2,805	244,428
		2,892,462
IT Services - 6.3%
Booz Allen Hamilton Holding Corp.	11,786	685,238
Jack Henry & Associates, Inc.	8,974	1,245,053
Leidos Holdings, Inc.	44,907	2,878,090
ManTech International Corp., Class A	4,526	244,494
NIC, Inc.	30,651	523,826
Sabre Corp.	20,631	441,297
		6,017,998
Leisure Products - 0.6%
Brunswick Corp.	8,019	403,596
Sturm Ruger & Co., Inc.	2,939	155,826
		559,422
Life Sciences Tools & Services - 0.5%
Luminex Corp.	21,963	505,369

Machinery - 8.8%
Allison Transmission Holdings, Inc.	15,210	683,233
Astec Industries, Inc.	1,550	58,528
Briggs & Stratton Corp.	3,927	46,457
Crane Co.	5,225	442,140
Donaldson Co., Inc.	20,990	1,050,759
Graco, Inc.	29,306	1,451,233
Hillenbrand, Inc.	7,310	303,584
IDEX Corp.	7,520	1,141,085
ITT, Inc.	7,811	453,038
Kennametal, Inc.	8,560	314,580
Lincoln Electric Holdings, Inc.	5,415	454,156
Lindsay Corp.	712	68,915
Mueller Industries, Inc.	9,492	297,479
Toro Co. (The)	24,030	1,654,225
		8,419,412
Media - 1.3%
Gannett Co., Inc.	13,802	145,473
John Wiley & Sons, Inc., Class A	10,779	476,647
New Media Investment Group, Inc.	6,451	67,736
Scholastic Corp.	4,837	192,319
TEGNA, Inc.	25,956	365,980
		1,248,155
Metals & Mining - 2.0%
Compass Minerals International, Inc.	5,957	323,882
Kaiser Aluminum Corp.	3,589	375,876
Nexa Resources SA	7,604	94,670
Reliance Steel & Aluminum Co.	9,767	881,569

See accompanying notes to schedule of investments..

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	4,793	115,032
Worthington Industries, Inc.	4,577	170,814
		1,961,843
Multiline Retail - 0.3%
Big Lots, Inc.	7,376	280,436

Multi-Utilities - 0.8%
Avista Corp.	3,552	144,282
Black Hills Corp.	3,775	279,614
NorthWestern Corp.	4,411	310,579
		734,475
Oil, Gas & Consumable Fuels - 1.2%
CVR Energy, Inc.	3,712	152,934
PBF Energy, Inc., Class A	29,060	904,928
Ship Finance International Ltd.	6,766	83,493
		1,141,355
Paper & Forest Products - 1.7%
Boise Cascade Co.	3,972	106,291
Domtar Corp.	15,678	778,413
Louisiana-Pacific Corp.	22,258	542,650
Neenah, Inc.	1,234	79,420
Schweitzer-Mauduit International, Inc.	2,755	106,673
		1,613,447
Personal Products - 0.4%
Inter Parfums, Inc.	1,261	95,672
Medifast, Inc.	630	80,356
Nu Skin Enterprises, Inc., Class A	4,425	211,781
		387,809
Professional Services - 0.8%
Exponent, Inc.	7,322	422,626
Forrester Research, Inc.	6,266	302,961
		725,587
Road & Rail - 0.4%
Ryder System, Inc.	3,568	221,180
Werner Enterprises, Inc.	4,721	161,222
		382,402
Semiconductors & Semiconductor Equipment - 7.6%
Brooks Automation, Inc.	13,660	400,648
Cabot Microelectronics Corp.	12,958	1,450,778
Cypress Semiconductor Corp.	100,212	1,495,163
MKS Instruments, Inc.	14,428	1,342,525
Power Integrations, Inc.	5,026	351,518
Teradyne, Inc.	49,712	1,980,526
Xperi Corp.	12,724	297,742
		7,318,900
Software - 1.7%
j2 Global, Inc.	11,769	1,019,195
Progress Software Corp.	13,997	621,047
		1,640,242
Specialty Retail - 3.9%
Abercrombie & Fitch Co., Class A	3,561	97,607
American Eagle Outfitters, Inc.	24,691	547,399
Bed Bath & Beyond, Inc.	16,651	282,901
Buckle, Inc. (The)	7,763	145,323
Chico's FAS, Inc.	19,919	85,054
Children's Place, Inc. (The)	2,198	213,821
Dick's Sporting Goods, Inc.	14,221	523,475
DSW, Inc., Class A	14,308	317,924
GameStop Corp., Class A	17,769	180,533
Guess?, Inc.	7,436	145,746
Signet Jewelers Ltd.	7,432	201,853
Williams-Sonoma, Inc.	17,696	995,754
		3,737,390
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	5,802	584,784
Columbia Sportswear Co.	2,097	218,465
Oxford Industries, Inc.	1,902	143,144
Steven Madden Ltd.	4,865	164,632
		1,111,025
Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	9,013	120,324
Oritani Financial Corp.	2,991	49,740
Walker & Dunlop, Inc.	3,153	160,519
		330,583
Tobacco - 0.2%
Vector Group Ltd.	15,562	167,914

Trading Companies & Distributors - 1.9%
MSC Industrial Direct Co., Inc., Class A	7,978	659,860
Watsco, Inc.	8,166	1,169,453
		1,829,313
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Corp.	6,145	253,297

Water Utilities - 0.7%
American States Water Co.	2,343	167,056
Aqua America, Inc.	9,296	338,746
California Water Service Group	2,502	135,809
SJW Group	757	46,737
		688,348
TOTAL COMMON STOCKS (Cost $101,189,988)		95,627,083

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%

Chemicals - 0.0%
A Schulman, Inc., CVR*‡(a) (Cost $–)	5,220	—

Total Investments - 99.9% (Cost $101,189,988)		95,627,083
Other Assets Less Liabilities - 0.1%		71,686
Net Assets - 100.0%		95,698,769

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of March 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2019 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

Abbreviations
CVR	Contingent Value Rights

See accompanying notes to schedule of investments..

OSI ETF Trust

O’Shares Global Internet Giants ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 100.0%

Entertainment - 7.9%
Alibaba Pictures Group Ltd.*	3,090,000	547,150
Bilibili, Inc., ADR*	35,543	673,540
NetEase, Inc., ADR	1,954	471,793
Netflix, Inc.*	3,642	1,298,592
Spotify Technology SA*	3,587	497,876
Zynga, Inc., Class A*	95,580	509,441
		3,998,392
Interactive Media & Services - 26.3%
58.com, Inc., ADR*	4,938	324,328
Alphabet, Inc., Class A*	2,545	2,995,185
Autohome, Inc., ADR*	4,753	499,635
Baidu, Inc., ADR*	2,607	429,764
Cargurus, Inc.*	12,520	501,551
Facebook, Inc., Class A*	15,693	2,615,866
IAC/InterActiveCorp*	1,120	235,323
Match Group, Inc.	5,138	290,862
Momo, Inc., ADR*	12,512	478,459
Snap, Inc., Class A*	59,430	654,919
Tencent Holdings Ltd.	64,800	2,979,994
Twitter, Inc.*	8,687	285,629
Weibo Corp., ADR*	7,575	469,574
Zillow Group, Inc., Class C*	16,460	571,820
		13,332,909
Internet & Direct Marketing Retail - 27.3%
Alibaba Group Holding Ltd., ADR*	16,519	3,013,891
Amazon.com, Inc.*	1,801	3,207,131
Booking Holdings, Inc.*	146	254,757
Ctrip.com International Ltd., ADR*	9,023	394,215
eBay, Inc.	2,858	106,146
Etsy, Inc.*	7,192	483,446
Expedia Group, Inc.	1,382	164,458
Farfetch Ltd., Class A*	22,848	614,840
GrubHub, Inc.*	7,256	504,074
JD.com, Inc., ADR*	16,631	501,425
Just Eat plc*	60,654	593,554
Meituan Dianping, Class B*(a)	117,200	789,799
MercadoLibre, Inc.*	1,642	833,693
Ocado Group plc*	16,017	286,036
Pinduoduo, Inc., ADR*	25,374	629,275
Rakuten, Inc.	23,900	226,293
Wayfair, Inc., Class A*	3,658	543,030
Zalando SE*(a)	8,777	342,470
ZOZO, Inc.	18,000	339,233
		13,827,766
IT Services - 6.5%
GoDaddy, Inc., Class A*	2,628	197,599
MongoDB, Inc.*	6,294	925,344
Okta, Inc.*	7,517	621,882
Shopify, Inc., Class A*	3,728	769,794
Twilio, Inc., Class A*	6,052	781,797
		3,296,416
Software - 32.0%
2U, Inc.*	8,048	570,201
Adobe Systems, Inc.*	3,417	910,596
Anaplan, Inc.*	15,524	611,025
Atlassian Corp. plc, Class A*	5,988	672,991
Coupa Software, Inc.*	5,449	495,750
DocuSign, Inc.*	8,716	451,837
Dropbox, Inc., Class A*	11,699	255,038
Elastic NV*	7,406	591,517
Fortinet, Inc.*	2,949	247,628
HubSpot, Inc.*	2,735	454,584
Intuit, Inc.	964	251,999
Microsoft Corp.	16,401	1,934,334
New Relic, Inc.*	4,513	445,433
Nutanix, Inc., Class A*	15,570	587,612
Palo Alto Networks, Inc.*	1,572	381,807
Proofpoint, Inc.*	3,154	382,990
Red Hat, Inc.*	1,794	327,764
RingCentral, Inc., Class A*	4,462	481,004
salesforce.com, Inc.*	5,916	936,917
ServiceNow, Inc.*	3,243	799,367
Splunk, Inc.*	4,525	563,815
Tableau Software, Inc., Class A*	2,678	340,856
Temenos AG (Registered)*	1,575	232,162
Trade Desk, Inc. (The), Class A*	2,924	578,806
Ultimate Software Group, Inc. (The)*	1,044	344,656
VMware, Inc., Class A	1,721	310,658
Workday, Inc., Class A*	3,797	732,251
Zendesk, Inc.*	7,427	631,295
Zscaler, Inc.*	10,240	726,323
		16,251,216
TOTAL COMMON STOCKS (Cost $50,537,659)		50,706,699

Total Investments - 100.0% (Cost $50,537,659)		50,706,699
Other Assets Less Liabilities - 0.0%(b)		2,615
Net Assets - 100.0%		50,709,314

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(b)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares Global Internet Giants ETF

Schedule of Investments

March 31, 2019 (Unaudited)

O’Shares Global Internet Giants ETF invested, as a percentage of net assets, in the following countries as of March 31, 2019:

Argentina	1.6%
Canada	1.5%
China	23.0%
Germany	0.7%
Hong Kong	1.1%
Japan	1.1%
Switzerland	0.5%
United Kingdom	2.9%
United States	67.6%
Other(1)	0.0	%(a)
	100.0%

(a)	Represents less than 0.05% of net assets.
(1)	Includes cash and any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments..

OSI ETF Trust

O’Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.7%

Aerospace & Defense - 0.6%
BAE Systems plc	28,982	182,178

Air Freight & Logistics - 1.0%
Deutsche Post AG (Registered)	7,983	259,948
Royal Mail plc	11,904	36,964
		296,912
Auto Components - 1.1%
Cie Generale des Etablissements Michelin SCA	1,728	204,506
Continental AG	600	90,412
Nokian Renkaat OYJ	600	20,103
		315,021
Beverages - 1.1%
Anheuser-Busch InBev SA/NV	3,907	327,970

Building Products - 0.8%
Cie de Saint-Gobain	3,072	111,450
Geberit AG (Registered)	254	103,804
		215,254
Capital Markets - 1.5%
3i Group plc	18,336	235,296
Ashmore Group plc	3,951	21,994
Partners Group Holding AG	235	170,840
		428,130
Chemicals - 4.6%
Air Liquide SA	2,566	326,588
BASF SE	8,816	648,684
EMS-Chemie Holding AG (Registered)	48	26,027
FUCHS PETROLUB SE	192	7,567
FUCHS PETROLUB SE (Preference)	189	7,788
Givaudan SA (Registered)*	59	150,714
Johnson Matthey plc	881	36,070
Koninklijke DSM NV	792	86,404
Solvay SA	263	28,462
		1,318,304
Commercial Services & Supplies - 0.3%
Babcock International Group plc	547	3,518
ISS A/S	1,080	32,894
Securitas AB, Class B	1,068	17,300
Societe BIC SA	360	32,116
		85,828
Construction & Engineering - 1.4%
Bouygues SA	936	33,474
Ferrovial SA	3,240	75,962
HOCHTIEF AG	110	15,933
Skanska AB, Class B	2,055	37,421
Vinci SA	2,449	238,468
		401,258
Construction Materials - 0.1%
HeidelbergCement AG	590	42,505

Containers & Packaging - 0.1%
Huhtamaki OYJ	343	12,775
RPC Group plc	2,640	27,176
		39,951
Distributors - 0.1%
Inchcape plc	3,428	25,506

Diversified Financial Services - 1.7%
Corp. Financiera Alba SA	170	8,437
Industrivarden AB, Class A	3,600	77,509
Industrivarden AB, Class C	2,976	62,486
Investor AB, Class A	1,368	61,768
Investor AB, Class B	4,608	208,012
Kinnevik AB, Class B	1,712	44,446
Sofina SA	133	25,895
		488,553
Diversified Telecommunication Services - 4.8%
BT Group plc	53,880	156,529
Deutsche Telekom AG (Registered)	15,880	263,808
Elisa OYJ	1,296	58,529
Koninklijke KPN NV	15,288	48,511
Orange SA	8,736	142,234
Proximus SADP	1,608	46,420
Swisscom AG (Registered)	264	129,097
Telefonica Deutschland Holding AG	6,600	20,743
Telefonica SA	30,030	251,849
Telekom Austria AG*	600	4,366
Telenor ASA	6,744	135,246
Telia Co. AB	24,816	112,237
		1,369,569
Electric Utilities - 3.5%
EDP - Energias de Portugal SA	15,768	62,056
Endesa SA	3,891	99,351
Enel SpA	64,910	415,732
Fortum OYJ	2,424	49,618
Orsted A/S(a)	552	41,878
Red Electrica Corp. SA	3,960	84,483
SSE plc	11,112	171,872
Terna Rete Elettrica Nazionale SpA	14,568	92,388
		1,017,378
Electrical Equipment - 1.9%
ABB Ltd. (Registered)	12,872	241,827
Schneider Electric SE	3,533	277,454
Signify NV(a)	491	13,149
		532,430
Equity Real Estate Investment Trusts (REITs) - 3.7%
British Land Co. plc (The)	9,336	71,653

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Covivio	446	47,375
Gecina SA	1,494	221,100
Hammerson plc	7,320	32,030
Klepierre SA	3,288	115,114
Merlin Properties Socimi SA	3,024	39,609
Segro plc	22,080	193,746
Unibail-Rodamco-Westfield	2,155	353,621
		1,074,248
Food & Staples Retailing - 1.3%
Colruyt SA	384	28,414
ICA Gruppen AB	432	17,373
Jeronimo Martins SGPS SA	1,656	24,452
Kesko OYJ, Class B	420	25,579
Koninklijke Ahold Delhaize NV	10,124	269,700
		365,518
Food Products - 5.9%
Associated British Foods plc	1,469	46,687
Mowi ASA	3,408	76,181
Nestle SA (Registered)	15,230	1,451,277
Orkla ASA	12,432	95,568
Tate & Lyle plc	2,952	27,919
		1,697,632
Gas Utilities - 0.4%
Italgas SpA	3,165	19,560
Naturgy Energy Group SA	2,064	57,777
Rubis SCA	480	26,205
		103,542
Health Care Equipment & Supplies - 0.6%
Coloplast A/S, Class B	768	84,347
Smith & Nephew plc	5,064	100,497
		184,844
Hotels, Restaurants & Leisure - 1.8%
Carnival plc	1,248	61,227
Compass Group plc	12,458	292,931
GVC Holdings plc	2,544	18,530
Sodexo SA	415	45,741
TUI AG	3,226	30,922
Whitbread plc	904	59,817
		509,168
Household Durables - 0.3%
Electrolux AB, Series B	840	21,635
Persimmon plc	1,816	51,350
		72,985
Independent Power and Renewable Electricity Producers - 0.1%
Uniper SE	1,152	34,783

Industrial Conglomerates - 0.2%
Investment AB Latour, Class B	1,152	15,463
Smiths Group plc	2,558	47,831
		63,294
Insurance - 2.2%
Admiral Group plc	4,632	130,975
Direct Line Insurance Group plc	23,472	107,966
Gjensidige Forsikring ASA	1,512	26,161
Sampo OYJ, Class A	6,944	315,080
Tryg A/S	1,584	43,503
		623,685
Machinery - 2.4%
Atlas Copco AB, Class A	5,496	147,928
Atlas Copco AB, Class B	3,384	83,950
GEA Group AG	638	16,728
IMI plc	1,526	19,049
Kone OYJ, Class B	3,600	181,740
OC Oerlikon Corp. AG (Registered)*	878	11,232
Sandvik AB	4,440	72,282
Schindler Holding AG	189	39,170
Schindler Holding AG (Registered)	107	22,133
SKF AB, Class B	1,608	26,767
Trelleborg AB, Class B	912	14,154
Wartsila OYJ Abp	1,632	26,361
Zardoya Otis SA	2,157	17,874
		679,368
Marine - 0.3%
Kuehne + Nagel International AG (Registered)	648	88,881

Media - 0.9%
Axel Springer SE	105	5,428
Informa plc	6,624	64,235
ITV plc	16,344	27,069
ProSiebenSat.1 Media SE	1,392	19,881
Publicis Groupe SA	1,032	55,309
RTL Group SA	456	24,935
WPP plc	5,424	57,305
		254,162
Metals & Mining - 1.6%
Rio Tinto plc	7,853	456,488

Multiline Retail - 0.3%
Marks & Spencer Group plc	9,072	32,970
Next plc	651	47,334
		80,304
Multi-Utilities - 2.7%
A2A SpA	11,907	21,746
Centrica plc	54,250	80,729
Engie SA	11,978	178,609
Innogy SE(a)	432	19,995
National Grid plc	37,018	410,394
Veolia Environnement SA	2,712	60,690
		772,163
Oil, Gas & Consumable Fuels - 14.1%
BP plc	143,139	1,041,699
Enagas SA	1,752	51,030
Eni SpA	18,515	327,519
Equinor ASA	3,840	84,210

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Galp Energia SGPS SA	1,968	31,555
Polski Koncern Naftowy ORLEN SA	1,752	44,620
Polskie Gornictwo Naftowe i Gazownictwo SA	7,296	11,904
Royal Dutch Shell plc, Class A	25,826	812,205
Royal Dutch Shell plc, Class B	20,339	643,486
Snam SpA	10,656	54,788
TOTAL SA	17,121	951,988
		4,055,004
Paper & Forest Products - 0.4%
Mondi plc	2,232	49,385
UPM-Kymmene OYJ	2,592	75,671
		125,056
Personal Products - 4.1%
L'Oreal SA	1,505	405,236
Unilever NV, CVA	6,773	393,790
Unilever plc	6,810	390,002
		1,189,028
Pharmaceuticals - 19.8%
Bayer AG (Registered)	3,813	246,610
GlaxoSmithKline plc	47,289	983,947
Novartis AG (Registered)	15,598	1,500,127
Novo Nordisk A/S, Class B	9,111	477,431
Orion OYJ, Class B	426	15,986
Roche Holding AG	5,040	1,388,416
Roche Holding AG - BR	216	58,864
Sanofi	11,299	998,981
		5,670,362
Professional Services - 2.3%
Adecco Group AG (Registered)	936	49,925
Bureau Veritas SA	1,296	30,414
DKSH Holding AG	120	6,916
Experian plc	4,656	126,133
Randstad NV	391	19,085
RELX plc	14,709	314,619
SGS SA (Registered)	44	109,481
		656,573
Real Estate Management & Development - 2.9%
Aroundtown SA	16,704	137,857
Deutsche Wohnen SE	3,049	148,001
LEG Immobilien AG	1,032	126,829
PSP Swiss Property AG (Registered)	278	30,204
Swiss Prime Site AG (Registered)*	504	44,155
Vonovia SE	6,494	337,026
		824,072
Specialty Retail - 1.5%
Fielmann AG	267	18,438
Hennes & Mauritz AB, Class B	9,230	154,243
Industria de Diseno Textil SA	7,093	208,667
Kingfisher plc	19,536	59,771
		441,119
Textiles, Apparel & Luxury Goods - 0.1%
HUGO BOSS AG	277	18,935
Puma SE	38	22,060
		40,995
Tobacco - 0.8%
Imperial Brands plc	5,232	178,927
Swedish Match AB	912	46,596
		225,523
Trading Companies & Distributors - 0.1%
Travis Perkins plc	1,336	23,867

Transportation Infrastructure - 1.0%
Abertis Infraestructuras SA*(b)	5,576	114,952
Aena SME SA(a)	432	77,854
Atlantia SpA	3,336	86,491
		279,297
Water Utilities - 0.4%
Pennon Group plc	2,208	21,394
Severn Trent plc	1,190	30,640
United Utilities Group plc	5,190	55,077
		107,111
Wireless Telecommunication Services - 1.9%
Tele2 AB, Class B	1,752	23,394
Vodafone Group plc	283,241	515,970
		539,364
TOTAL COMMON STOCKS (Cost $29,490,849)		28,325,183

Total Investments - 98.7% (Cost $29,490,849)		28,325,183
Other Assets Less Liabilities - 1.3%		385,599
Net Assets - 100.0%		28,710,782

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(b)	Security fair valued as of March 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2019 amounted to $114,952, which represents approximately 0.40% of net assets of the Fund.

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Abbreviations
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

O'Shares FTSE Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of March 31, 2019:

Australia	1.6%
Austria	0.0	%(a)
Belgium	1.6%
Denmark	2.4%
Finland	2.7%
France	16.9%
Germany	8.9%
Italy	3.5%
Luxembourg	0.1%
Netherlands	6.6%
Norway	1.5%
Poland	0.2%
Portugal	0.4%
Spain	3.8%
Sweden	4.3%
Switzerland	19.6%
United Kingdom	24.4%
United States	0.2%
Other(1)	1.3%
	100.0%

(a)	Represents less than 0.05% of net assets.
(1)	Includes cash and any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

OSI ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2019 (Unaudited)

1.	Organization

OSI ETF Trust (the ‘‘Trust’’) was organized as a Delaware statutory trust on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently consists of four operational exchange-traded funds (each a ‘‘Fund’’ and collectively, the ‘‘Funds’’). The O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares FTSE Europe Quality Dividend ETF are diversified series of the Trust, pursuant to the 1940 Act. The O’Shares Global Internet Giants ETF is a non-diversified series of the Trust, pursuant to the 1940 Act.

Each Fund seeks to track the performance (before fees and expenses) of a specified benchmark index (each, a ‘‘Target Index’’). There can be no assurance that the Funds’ investment objectives will be achieved.

The O’Shares FTSE Russell International Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF ceased trading on the NYSE Arca, Inc.TM and were closed for purchase by investors as of the close of regular trading on the New York Stock Exchange (‘‘NYSE’’) on December 20, 2018. The final liquidating distribution was paid to shareholders on December 28, 2018.

2.	Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification Topic 946, ‘‘Financial Services — Investment Companies.’’

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (‘‘SEC’’) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the ‘‘Release’’). The Release called for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC adopted amendments to Regulation S-X, which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds have updated disclosure in these financial statements to reflect the amendments, which were effective August 1, 2017. The first filing compliance date for Form N-PORT is no later than April 30, 2020, reflecting data as of March 31, 2020. The Funds filed Form N-CEN for the year ended June 30, 2018.

Investment Valuation

The net asset value (‘‘NAV’’) of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the ‘‘Trustees’’). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2019 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O’Shares FTSE U.S. Quality Dividend ETF
Investments
Common Stocks*	$459,378,790	$—	$—	$459,378,790
Total Investments	$459,378,790	$—	$—	$459,378,790

O’Shares FTSE Russell Small Cap Quality Dividend ETF
Investments
Common Stocks*	$95,627,083	$—	$—	$95,627,083
Rights	—	—	—	—
Total Investments	$95,627,083	$—	$—	$95,627,083

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Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O’Shares Global Internet Giants ETF
Investments
Common Stocks*	$50,706,699	$—	$—	$50,706,699
Total Investments	$50,706,699	$—	$—	$50,706,699

O’Shares FTSE Europe Quality Dividend ETF
Investments
Common Stocks
Transportation Infrastructure	$164,345	$114,952	$—	$279,297
Other*	28,045,886	—	—	28,045,886
Total Investments	$28,210,231	$114,952	$—	$28,325,183

* See Schedules of Investments for segregation by industry type.

Real Estate Investment Trusts (‘‘REITs’’)

Certain Funds may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

3.	Principal Risks

Some principal risks apply to all Funds while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds.

Authorized Participants Concentration Risk. Each Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Funds (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Concentration Risk. To the extent that a Fund’s Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Europe Risk. Decreasing imports or exports, changes in governmental or European Union (the ‘‘E.U.’’) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the E.U. In addition, if one or

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

more countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Funds’ portfolios.

Flash Crash Risk. Sharp price declines in securities owned by a Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect such Fund’s returns.

Index-Related Risk. Each Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Funds expect to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Funds employed an active strategy.

There is no assurance that the Index Provider will compile each Target Index accurately, or that each Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that each Target Index will be in line with its described index methodology. Any gains, losses or costs to a Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders. To the extent a Target Index is new it will have a limited performance history. The foregoing risks may be greater for a new index.

Internet Companies Risk. Companies involved with the internet, technology and e-commerce are exposed to risks associated with rapid advances in technology, obsolescence of current products and services, the finite life of patents and the constant threat of global competition and substitutes. In addition to these risks, these companies may be adversely impacted by market and economic cyclicality and changing industry standards.

Market Events Risk. The market values of a Fund’s investments, and therefore the value of such Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of a Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Multifactor Risk. A Fund's Target Index, and thus the corresponding Fund, seeks to achieve specific factor exposures identified in the Fund's principal investment strategies. There can be no assurance that targeting exposure to such factors will enhance a Fund's performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider's methodology will be successful in creating an index that achieves the specific factor exposures identified above.

Non-Diversification Risk. The O’Shares Global Internet Giants ETF is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

REIT Risk. A REIT is a company that owns or finances income-producing real estate. Each Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. To the extent a Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such areas or property types. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Sampling Risk. To the extent a Fund uses a representative sampling approach, it will hold a smaller number of securities than are in its Target Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Target Index. Conversely, a positive development relating to a security in a Fund's Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Sector Risk. To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Funds are subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Funds invest in a few sectors, it may have increased exposure to the price movements of those sectors.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it historically has been and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

The Funds’ prospectuses contain additional information regarding the principal risks associated with an investment in a Fund.

4.	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	New Accounting Pronouncements

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework —Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

6.	Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By:	/s/ Kevin Beadles
Kevin Beadles
President
May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Beadles
Kevin Beadles
President
May 24, 2019

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
May 24, 2019